Investment (Details) ¥ in Millions					12 Months Ended
	Jan. 05, 2023 USD ($)	Jan. 05, 2023 CNY (¥)	Dec. 01, 2022 CNY (¥)	Mar. 03, 2011 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Investment (Details) [Line Items]
Investment gain | $					$ 4,832	$ 290
Yangzhou Juyuan Guarantee Co., Ltd. [Member]
Investment (Details) [Line Items]
Equity interest	5.00%	5.00%		12.00%
Consideration cash	$ 353,062	¥ 2.5
Carrying value of investment amounted | $					$ 500,000
Yangzhou Juyuan Guarantee Co., Ltd. [Member] | Investment [Member]
Investment (Details) [Line Items]
Investment amount (in Yuan Renminbi) | ¥				¥ 6.0
Jiangsu Huadong Medical Device Industrial Co. Ltd. [Member]
Investment (Details) [Line Items]
Investment amount (in Yuan Renminbi) | ¥			¥ 40.0
Equity interest			25.00%